Share capital and share premium	12 Months Ended
Dec. 31, 2021
Share capital and share premium
Share capital and share premium

24.Share capital and share premium

					Nominal
		Number of	Nominal value	Number of	value of
		ordinary	of ordinary	preferred	preferred
	Note	shares	shares	shares	shares
			US$’000		US$’000
Authorized:

As of January 1, 2019		500,000,000	50	—	—

Share sub-division	(i)	2,000,000,000	—	—	—

Re-designation upon issuance of then preferred shares at share conversion	(ii)	(171,083,000)	(3)	171,083,000	3

Shares repurchase and issuance
- repurchase	(iv)	(8,272,000)	—	(6,933,000)	—
- issuance	(iv)	—	—	15,205,000	—

Re-designation upon issuance of Series D preferred shares	(v)	(34,147,600)	(1)	34,147,600	1

As of December 31, 2019		2,286,497,400	46	213,502,600	4

As of January 1, 2020		2,286,497,400	46	213,502,600	4

Re-designation upon issuance of Series D-2 preferred shares	(vi)	(6,829,500)	—	6,829,500	—
Conversion of preferred shares into ordinary shares	(vii)	220,332,100	4	(220,332,100)	(4)

As of December 31, 2020 and December 31, 2021		2,500,000,000	50	—	—

24.Share capital and share premium (Continued)

		Number of	Nominal value of
		ordinary	ordinary shares		Share
	Note	shares	(Share capital)		premium
			US$’000	RMB’000	RMB’000
Issued:

As of January 1, 2019		3	—	—	—
Share repurchase	(i)	(2)	—	—	—
Share sub-division	(i)	4	—	—	—
Issuance of ordinary shares	(iii)	149,749,995	3	18	—
Repurchase of ordinary shares	(iv)	(8,272,000)	—	(1)	—
As of December 31, 2019		141,478,000	3	17	—

As of January 1, 2020		141,478,000	3	17	—
Issuance of ordinary shares upon IPO	(vii)	80,000,000	2	11	1,657,782
Conversion of preferred shares into ordinary shares	(vii)	220,332,100	4	31	4,999,780
As of December 31, 2020		441,810,100	9	59	6,657,562

As of January 1, 2021		441,810,100	9	59	6,657,562
Exercise of awards	27(a)	11,164,880	—	2	53,672
As of December 31, 2021		452,974,980	9	61	6,711,234

Note:

(i)	On July 2, 2019, the Company repurchased 2 ordinary shares and conducted a 1:5 share sub-division to amend its authorized share capital to 2,500,000,000 ordinary shares with a par value of US$0.00002 each in accordance with the resolution of the shareholders of the Company.
(ii)	On July 2, 2019, the Company issued 171,083,000 preferred shares (equivalent to then 34,216,600 preferred shares of Genetron Health with each share having been converted to five shares of the Company) at par value of US$0.00002 per share.
(iii)	On July 2, 2019, the Company further issued 149,749,995 ordinary shares to each of the then equity holders of Genetron Health with substantially the same rights and shareholding percentages in Genetron Health upon the Reorganization. Together with the 5 ordinary shares of the Company resulted from (i) and (ii) above, this totalled 149,750,000 ordinary shares of the Company, with each share of Genetron Health having been converted to five shares of the Company.
(iv)	In November 2019 the Group repurchased 8,272,000 ordinary shares and 6,933,000 preferred shares from certain then shareholders including the Founders for an aggregate consideration of US$15 million, and issued 15,205,000 Series C-2 preferred shares to a new investor (“C-2 investor”) for the same amount of consideration.

Consequently the total nominal value of ordinary shares repurchased of US$165 (equivalent to approximately RMB1,000) was deducted from share capital, and the excess of the relevant portion of consideration paid over the total nominal value of repurchased ordinary shares of US$8,160,000 (equivalent to approximately RMB57,438,000) was debited to (a) the balance standing to then capital reserve of RMB35,174,000 and (b) other reserve of RMB22,264,000.

24.Share capital and share premium (Continued)

Note (Continued):

(v)	In November 2019 the Company further issued 34,147,600 Series D preferred shares for an aggregate consideration of US$50 million to certain investors including the C-2 investor.
(vi)	In February 2020 the Company further issued 6,829,500 Series D-2 preferred shares for a cash consideration of US$10 million.
(vii)	On June 19, 2020, 16,000,000 ADSs (representing 80,000,000 ordinary shares) were offered by the Company upon their listing on NASDAQ. Simultaneously all the 220,332,100 then preferred shares of the Company were converted into ordinary shares.